EQUITY METHOD INVESTMENT	3 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT	EQUITY METHOD INVESTMENTAs part of the acquisition of &ever GmbH, the Company now holds an investment in Smart Soil, a German start-up entity that develops high-yielding, organic, and long lasting soil. In exchange for voting interests, &ever had invested a total of $1,322 thousand in Smart Soil. &ever acquired a 25% voting interest in Smart Soil and has the ability to exercise significant influence, but not control, as it does not have the ability to direct the decisions that most significantly impact its economic performance. The Company accounts for this investment using the equity method and records its share of net earnings or losses on the investment in “Equity in net loss of affiliate” on the accompanying consolidated statements of operations and comprehensive loss. The balance of the equity method investment was $1,322 thousand at December 31, 2021. There were no equity method investments at December 31, 2020. During the year ended December 31, 2021, the Company incurred a net loss of $74 thousand in this investment.